Reserves for Losses	12 Months Ended
Dec. 31, 2014
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Reserve for Losses

NOTE 4 Reserves for Losses

Reserves for losses relating to Card Member loans and receivables represent management’s best estimate of the probable inherent losses in the Company’s outstanding portfolio of loans and receivables, as of the Balance Sheet date. Management’s evaluation process requires certain estimates and judgments.

Reserves for losses are primarily based upon statistical and analytical models that analyze portfolio performance and reflect management’s judgment regarding the quantitative components of the reserve. The models take into account several factors, including delinquency based loss migration rates, loss emergence periods and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the quantitative reserves for certain external and internal qualitative factors, which may increase or decrease the reserves for losses on Card Member loans and receivables. External factors include employment, spend, sentiment, housing and credit, and changes in the legal and regulatory environment while internal factors include increased risk in certain portfolios, impact of risk management initiatives, changes in underwriting requirements and overall process stability. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of Card Member receivables or loans and net write-off coverage ratios.

Card Member loans and receivables balances are written off when management considers amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days past due. Card Member loans and receivables in bankruptcy or owed by deceased individuals are generally written off upon notification, and recoveries are recognized as they are collected.

Changes in Card Member Receivables Reserve for Losses

The following table presents changes in the Card Member receivables reserve for losses for the years ended December 31:

(Millions)	2014	2013	2012
Balance, January 1	$386	$428	$438
Provisions(a)	792	648	601
Net write-offs(b)	(683)	(669)	(640)
Other(c)	(30)	(21)	29
Balance, December 31	$465	$386	$428

  Provisions for principal (resulting from authorized transactions) and fee reserve components.
  Consists of principal (resulting from authorized transactions) and fee components, less recoveries of $358 million, $402 million and $383 million, including net write-offs from TDRs of $15 million, $12 million and $87 million, for the years ended December 31, 2014, 2013 and 2012, respectively.
  Beginning in the first quarter 2014, reserves for card-related fraud losses of $(7) million are included in Other liabilities. Also includes foreign currency translation adjustments of $(15) million, $(4) million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively; a reclassification of Card Member bankruptcy reserves of $18 million from Other liabilities to credit reserves in 2012 only and other items of $(8) million, $(17) million and $9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Card Member Receivables Evaluated Individually and Collectively for Impairment

The following table presents Card Member receivables evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2014	2013	2012
Card Member receivables evaluated individually for impairment(a)	$48	$50	$117
Related reserves(a)	$35	$38	$91
Card Member receivables evaluated collectively for impairment	$44,803	$44,113	$42,649
Related reserves(b)	$430	$348	$337

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Card Member Loans and Receivables discussion in Note 3 for further information.
  The reserves include the quantitative results of analytical models that are specific to individual pools of receivables and reserves for internal and external qualitative risk factors that apply to receivables that are collectively evaluated for impairment.

Changes in Card Member Loans Reserve for Losses

The following table presents changes in the Card Member loans reserve for losses for the years ended December 31:

(Millions)	2014	2013	2012
Balance, January 1	$1,261	$1,471	$1,874
Provisions(a)	1,138	1,115	1,030
Net write-offs
Principal(b)	(1,023)	(1,141)	(1,280)
Interest and fees(b)	(164)	(150)	(157)
Other(c)	(11)	(34)	4
Balance, December 31	$1,201	$1,261	$1,471

  Provisions for principal (resulting from authorized transactions), interest and fee reserves components.
  Consists of principal write-offs (resulting from authorized transactions), less recoveries of $428 million, $452 million and $493 million, including net write-offs from TDRs of $(10) million, $(1) million and $25 million, for the years ended December 31, 2014, 2013 and 2012, respectively. Recoveries of interest and fees were de minimis.
  Beginning in the first quarter 2014, reserves for card-related fraud losses of $(6) million are included in Other liabilities. Also includes foreign currency translation adjustments of $(17) million, $(12) million and $7 million for the years ended December 31, 2014, 2013 and 2012, respectively, a reclassification of Card Member bankruptcy reserves of $4 million from Other liabilities to credit reserves in 2012 only and other items of $12 million, $(22) million and $(7) million for the years ended December 31, 2014, 2013 and 2012, respectively.

Card Member Loans Evaluated Individually and Collectively for Impairment

The following table presents Card Member loans evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2014	2013	2012
Card Member loans evaluated individually for impairment (a)	$286	$356	$633
Related reserves(a)	$67	$78	$153
Card Member loans evaluated collectively for impairment (b)	$70,100	$66,882	$64,596
Related reserves(b)	$1,134	$1,183	$1,318

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Card Member Loans and Receivables discussion in Note 3 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans. The reserves include the quantitative results of analytical models that are specific to individual pools of loans and reserves for internal and external qualitative risk factors that apply to loans that are collectively evaluated for impairment.